Related party transactions - Schedule of Relationship Between Related Parties with their Groups (Detail) - Related parties	12 Months Ended
Dec. 31, 2025
Xiaomi Inc
Relationship between related parties with their groups
Relationship with the Group	(Note a)
Shenzhen Xiaomi Information Technology Co., Ltd. ("Shenzhen Xiaomi")
Relationship between related parties with their groups
Relationship with the Group	(Note a)
Shenzhen Xiaomi Jingming Technology Co., Ltd. ("Xiaomi Jingming")
Relationship between related parties with their groups
Relationship with the Group	(Note a)
Beijing Xiaomi Electronics Co., Ltd. ("Beijing Xaiomi")
Relationship between related parties with their groups
Relationship with the Group	(Note a)
Beijing Itui Technology Co., Ltd. ("Beijing Itui")
Relationship between related parties with their groups
Relationship with the Group	(Note b)
Shenzhen Changsheng Chang Technology Co., Ltd. ("Shenzhen Changsheng")
Relationship between related parties with their groups
Relationship with the Group	(Note b)
Shenzhen Tengtao Technology Co., Ltd. ("Shenzhen Tengtao")
Relationship between related parties with their groups
Relationship with the Group	(Note b)
Chizz (HK) Limited ("Chizz")
Relationship between related parties with their groups
Relationship with the Group	(Note b)
Beijing Xiaobu Technology Co., Ltd. ("Beijing Xiaobu")
Relationship between related parties with their groups
Relationship with the Group	(Note b)